N-4	May 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Nov. 12, 2026
Amendment Flag	false
C000078454 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Equity Precious Metals	Franklin Gold and Precious Metals Fund - Class A	0.87%	195.22%	21.13%	21.86%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Multisector Bond	Loomis Sayles Income Fund - Retail Class* (Formerly Loomis Sayles Bond Fund)	0.89%	8.93%	2.34%	3.66%
	Adviser: Loomis, Sayles & Company LP
	Subadviser: N/A
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R5	0.76%	16.84%	13.00%	16.12%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;
US Fund Large Value	MassMutual Diversified Value Fund - Class R5	0.70%	17.12%	13.55%	11.34%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Brandywine Global Investment Mgmt, LLC
US Fund World Large-Stock Growth	MassMutual Global Fund - Class R5	1.03%	15.37%	7.01%	10.77%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R5*	0.76%	3.68%	3.73%	9.85%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;T. Rowe Price Investment Management, Inc.;
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R5	0.75%	8.68%	8.28%	10.56%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.
US Fund Intermediate Core Bond	MML Barings Core Bond Fund - Class R5* (Formerly MassMutual Core Bond Fund)	0.43%	8.01%	0.37%	2.61%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund High Yield Bond	MML Barings High Yield Fund - Class R5* (formerly MassMutual High Yield Fund)	0.65%	8.68%	5.12%	6.25%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund Foreign Large Value	Nuveen International Value Fund - Class A*	1.15%	35.74%	11.65%	7.87%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Natural Resources	Virtus Duff & Phelps Water Fund - Institutional Class*	0.93%	12.31%	5.87%	8.90%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Duff & PheLPs Investment Management Co
US Fund Small Value	Virtus NFJ Small-Cap Value Fund - Class A*	1.17%	1.07%	6.45%	5.83%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and/or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Equity Precious Metals	Franklin Gold and Precious Metals Fund - Class A	0.87%	195.22%	21.13%	21.86%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Multisector Bond	Loomis Sayles Income Fund - Retail Class* (Formerly Loomis Sayles Bond Fund)	0.89%	8.93%	2.34%	3.66%
	Adviser: Loomis, Sayles & Company LP
	Subadviser: N/A
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R5	0.76%	16.84%	13.00%	16.12%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;
US Fund Large Value	MassMutual Diversified Value Fund - Class R5	0.70%	17.12%	13.55%	11.34%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Brandywine Global Investment Mgmt, LLC
US Fund World Large-Stock Growth	MassMutual Global Fund - Class R5	1.03%	15.37%	7.01%	10.77%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R5*	0.76%	3.68%	3.73%	9.85%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;T. Rowe Price Investment Management, Inc.;
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R5	0.75%	8.68%	8.28%	10.56%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.
US Fund Intermediate Core Bond	MML Barings Core Bond Fund - Class R5* (Formerly MassMutual Core Bond Fund)	0.43%	8.01%	0.37%	2.61%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund High Yield Bond	MML Barings High Yield Fund - Class R5* (formerly MassMutual High Yield Fund)	0.65%	8.68%	5.12%	6.25%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund Foreign Large Value	Nuveen International Value Fund - Class A*	1.15%	35.74%	11.65%	7.87%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Natural Resources	Virtus Duff & Phelps Water Fund - Institutional Class*	0.93%	12.31%	5.87%	8.90%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Duff & PheLPs Investment Management Co
US Fund Small Value	Virtus NFJ Small-Cap Value Fund - Class A*	1.17%	1.07%	6.45%	5.83%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and/or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]	* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and/or fee waivers. See the prospectus for the Underlying Fund for further information.
C000078454 [Member] | C000018486 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Equity Precious Metals
Portfolio Company Name [Text Block]	Franklin Gold and Precious Metals Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	195.22%
Average Annual Total Returns, 5 Years [Percent]	21.13%
Average Annual Total Returns, 10 Years [Percent]	21.86%
C000078454 [Member] | C000018123 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Loomis Sayles Income Fund - Retail Class* (Formerly Loomis Sayles Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: Loomis, Sayles & Company LP
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	8.93%
Average Annual Total Returns, 5 Years [Percent]	2.34%
Average Annual Total Returns, 10 Years [Percent]	3.66%
C000078454 [Member] | C000010179 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Blue Chip Growth Fund - Class R5
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	16.84%
Average Annual Total Returns, 5 Years [Percent]	13.00%
Average Annual Total Returns, 10 Years [Percent]	16.12%
C000078454 [Member] | C000010285 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MassMutual Diversified Value Fund - Class R5
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Brandywine Global Investment Mgmt, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	17.12%
Average Annual Total Returns, 5 Years [Percent]	13.55%
Average Annual Total Returns, 10 Years [Percent]	11.34%
C000078454 [Member] | C000010482 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund World Large-Stock Growth
Portfolio Company Name [Text Block]	MassMutual Global Fund - Class R5
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	15.37%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	10.77%
C000078454 [Member] | C000010215 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	MassMutual Mid Cap Growth Fund - Class R5*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;T. Rowe Price Investment Management, Inc.;
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	3.68%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	9.85%
C000078454 [Member] | C000010531 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	MassMutual Small Cap Opportunities Fund - Class R5
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	8.68%
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	10.56%
C000078454 [Member] | C000010546 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	MML Barings Core Bond Fund - Class R5* (Formerly MassMutual Core Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Barings LLC
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	8.01%
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	2.61%
C000078454 [Member] | C000010487 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	MML Barings High Yield Fund - Class R5* (formerly MassMutual High Yield Fund)
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Barings LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	8.68%
Average Annual Total Returns, 5 Years [Percent]	5.12%
Average Annual Total Returns, 10 Years [Percent]	6.25%
C000078454 [Member] | C000001720 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Nuveen International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Subadviser: Nuveen Asset Management, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	35.74%
Average Annual Total Returns, 5 Years [Percent]	11.65%
Average Annual Total Returns, 10 Years [Percent]	7.87%
C000078454 [Member] | C000066034 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	Virtus Duff & Phelps Water Fund - Institutional Class*
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Duff & PheLPs Investment Management Co
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	12.31%
Average Annual Total Returns, 5 Years [Percent]	5.87%
Average Annual Total Returns, 10 Years [Percent]	8.90%
C000078454 [Member] | C000021621 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Virtus NFJ Small-Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	1.07%
Average Annual Total Returns, 5 Years [Percent]	6.45%
Average Annual Total Returns, 10 Years [Percent]	5.83%